Debt and Interest Expense - Interest Expense Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt and other	$ 1,028	$ 1,003	$ 1,022
Capitalized interest	(81)	(71)	(132)
Total interest expense	$ 947	$ 932	$ 890